JPMorgan International Hedged Equity Fund
Schedule of Portfolio Investments as of January 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 101.6%
Australia — 7.1%
ANZ Group Holdings Ltd.	13	236
Aurizon Holdings Ltd.	30	77
BHP Group Ltd.	41	1,420
Commonwealth Bank of Australia	12	892
Dexus, REIT	18	105
Endeavour Group Ltd.	27	127
Glencore plc	24	161
Goodman Group, REIT	45	643
GPT Group (The), REIT	39	126
Insurance Australia Group Ltd.	44	153
Macquarie Group Ltd.	5	720
Medibank Pvt Ltd.	116	243
Mirvac Group, REIT	136	219
National Australia Bank Ltd.	18	402
Newcrest Mining Ltd.	8	123
QBE Insurance Group Ltd.	42	413
Rio Tinto Ltd.	18	1,626
Rio Tinto plc	8	655
Santos Ltd.	93	475
Wesfarmers Ltd.	10	344
Westpac Banking Corp.	51	862
Woodside Energy Group Ltd.	7	190
Woolworths Group Ltd.	23	598
		10,810
Belgium — 0.6%
KBC Group NV	12	912
China — 0.9%
BOC Hong Kong Holdings Ltd.	109	383
Prosus NV *	8	636
Xinyi Glass Holdings Ltd.	135	287
		1,306
Denmark — 3.2%
Carlsberg A/S, Class B	6	820
Genmab A/S *	1	196
Novo Nordisk A/S, Class B	24	3,288
Orsted A/S (a)	4	382
Vestas Wind Systems A/S	6	186
		4,872
Finland — 1.1%
Kone OYJ, Class B	8	477
Nokia OYJ	56	265
Nordea Bank Abp	86	1,003
		1,745
France — 12.8%
Air Liquide SA	11	1,825

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
France — continued
Airbus SE	4	464
Alstom SA	13	400
AXA SA	8	235
BNP Paribas SA	23	1,549
Capgemini SE	7	1,286
Engie SA	39	551
Kering SA	1	694
Legrand SA	5	460
L'Oreal SA	5	1,896
LVMH Moet Hennessy Louis Vuitton SE	4	3,637
Pernod Ricard SA	2	384
Safran SA	6	888
Sanofi	5	504
Societe Generale SA	16	488
TotalEnergies SE	25	1,523
Veolia Environnement SA	35	1,043
Vinci SA	14	1,622
		19,449
Germany — 9.3%
adidas AG	3	414
Allianz SE (Registered)	9	2,077
BASF SE	1	87
Bayer AG (Registered)	7	423
Brenntag SE	2	138
Deutsche Post AG (Registered)	21	910
Deutsche Telekom AG (Registered)	80	1,779
Infineon Technologies AG	34	1,221
Mercedes-Benz Group AG	2	163
Merck KGaA	3	545
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	3	1,286
RWE AG	30	1,339
SAP SE	10	1,230
Siemens AG (Registered)	7	1,172
Symrise AG	4	416
Volkswagen AG (Preference)	4	597
Zalando SE * (a)	7	313
		14,110
Hong Kong — 2.9%
AIA Group Ltd.	126	1,429
CK Asset Holdings Ltd.	48	307
CLP Holdings Ltd.	11	82
Hong Kong Exchanges & Clearing Ltd.	17	742
Link, REIT	45	357
Prudential plc	38	637

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hong Kong — continued
Sun Hung Kai Properties Ltd.	20	284
Techtronic Industries Co. Ltd.	40	522
		4,360
Ireland — 0.4%
Kingspan Group plc	3	207
Kingspan Group plc	6	368
		575
Italy — 1.2%
Enel SpA	128	753
FinecoBank Banca Fineco SpA	36	651
UniCredit SpA	25	480
		1,884
Japan — 22.8%
AGC, Inc.	6	217
Asahi Group Holdings Ltd.	22	720
Asahi Kasei Corp.	65	490
Bridgestone Corp.	21	780
Capcom Co. Ltd.	12	382
Central Japan Railway Co.	7	805
Daiichi Sankyo Co. Ltd.	33	1,040
Daikin Industries Ltd.	5	938
Daito Trust Construction Co. Ltd.	1	89
Daiwa House Industry Co. Ltd.	26	620
Denso Corp.	10	513
Dentsu Group, Inc.	25	799
Fast Retailing Co. Ltd.	—	121
Hitachi Ltd.	18	965
Honda Motor Co. Ltd.	35	878
Hoya Corp.	10	1,078
ITOCHU Corp.	27	882
Japan Airlines Co. Ltd. *	15	318
Kao Corp.	10	400
Keyence Corp.	4	1,611
Konami Group Corp.	7	334
Kyowa Kirin Co. Ltd.	17	386
Mitsubishi Corp.	24	817
Mitsubishi UFJ Financial Group, Inc.	62	453
Mitsui Fudosan Co. Ltd.	33	615
Murata Manufacturing Co. Ltd.	13	749
Nidec Corp.	9	515
Nintendo Co. Ltd.	7	290
NIPPON EXPRESS HOLDINGS, Inc.	6	325
Nippon Paint Holdings Co. Ltd.	53	488
Nippon Steel Corp.	10	212
Nippon Telegraph & Telephone Corp.	31	930
Nomura Research Institute Ltd.	16	394

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Ono Pharmaceutical Co. Ltd.	14	306
ORIX Corp.	35	608
Otsuka Corp.	12	391
Recruit Holdings Co. Ltd.	15	476
Rohm Co. Ltd.	2	136
Seven & i Holdings Co. Ltd.	11	515
Shimadzu Corp.	6	187
Shin-Etsu Chemical Co. Ltd.	8	1,224
Shionogi & Co. Ltd.	5	243
Shiseido Co. Ltd.	6	317
SoftBank Group Corp.	9	426
Sony Group Corp.	19	1,707
Sumitomo Electric Industries Ltd.	38	460
Sumitomo Metal Mining Co. Ltd.	16	646
Sumitomo Mitsui Financial Group, Inc.	32	1,386
Suzuki Motor Corp.	17	626
T&D Holdings, Inc.	44	703
Takeda Pharmaceutical Co. Ltd.	4	126
Terumo Corp.	20	594
Tokio Marine Holdings, Inc.	47	993
Tokyo Electron Ltd.	3	1,084
Toyota Motor Corp.	95	1,391
		34,699
Luxembourg — 0.1%
ArcelorMittal SA	7	215
Macau — 0.2%
Sands China Ltd. *	65	243
Netherlands — 6.6%
Adyen NV * (a)	—	363
ASML Holding NV	6	3,645
Koninklijke Ahold Delhaize NV	16	489
Koninklijke DSM NV	6	693
Koninklijke KPN NV	219	749
NN Group NV	18	781
Shell plc	94	2,763
Wolters Kluwer NV	5	552
		10,035
Singapore — 1.3%
DBS Group Holdings Ltd.	37	1,007
Oversea-Chinese Banking Corp. Ltd.	16	161
Sea Ltd., ADR *	4	239
United Overseas Bank Ltd.	24	557
		1,964
South Korea — 0.1%
Delivery Hero SE * (a)	3	198

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Spain — 2.8%
Banco Bilbao Vizcaya Argentaria SA	206	1,459
Banco Santander SA	68	236
Iberdrola SA	156	1,833
Industria de Diseno Textil SA	23	707
		4,235
Sweden — 2.0%
Atlas Copco AB, Class A	104	1,231
Boliden AB	10	464
SKF AB, Class B	7	113
Volvo AB, Class B	65	1,293
		3,101
Switzerland — 5.4%
Cie Financiere Richemont SA (Registered)	6	894
Givaudan SA (Registered)	—	175
Julius Baer Group Ltd.	3	162
Lonza Group AG (Registered)	3	1,414
Novartis AG (Registered)	26	2,371
SGS SA (Registered)	—	663
Sika AG (Registered)	4	1,054
UBS Group AG (Registered)	20	435
Zurich Insurance Group AG	2	1,054
		8,222
United Kingdom — 13.1%
3i Group plc	80	1,553
AstraZeneca plc	19	2,539
Barclays plc	504	1,159
Berkeley Group Holdings plc	14	717
BP plc	372	2,249
British American Tobacco plc	15	565
DCC plc	4	239
Diageo plc	40	1,763
HSBC Holdings plc	123	903
InterContinental Hotels Group plc	14	972
Intertek Group plc	2	102
Lloyds Banking Group plc	2,095	1,363
London Stock Exchange Group plc	1	114
Reckitt Benckiser Group plc	15	1,057
RELX plc	49	1,468
SSE plc	21	450
Standard Chartered plc	113	952
Taylor Wimpey plc	124	179
Tesco plc	224	679
Unilever plc	18	894
		19,917

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — 7.7%
CSL Ltd.	5	995
GSK plc	21	367
Nestle SA (Registered)	34	4,162
Roche Holding AG	10	3,111
Schneider Electric SE	11	1,863
Stellantis NV	83	1,297
		11,795
Total Common Stocks (Cost $127,930)		154,647
	NO. OF CONTRACTS
Options Purchased — 0.3%
Put Options Purchased — 0.3%
United States — 0.3%
MSCI EAFE Index
3/31/2023 at USD 1,835.00, European Style
Notional Amount: USD 160,474
Counterparty: Exchange-Traded * (Cost $3,018)	764	431
	SHARES (000)
Short-Term Investments — 4.1%
Investment Companies — 4.1%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.09% (b) (c)(Cost $6,269)	6,269	6,269
Total Investments — 106.0% (Cost $137,217)		161,347
Liabilities in Excess of Other Assets — (6.0)%		(9,133)
NET ASSETS — 100.0%		152,214

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
EAFE	Europe, Australasia and Far East
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2023.

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	10.8%
Pharmaceuticals	9.4
Insurance	6.2
Oil, Gas & Consumable Fuels	4.5
Chemicals	4.0
Semiconductors & Semiconductor Equipment	3.8
Textiles, Apparel & Luxury Goods	3.5
Metals & Mining	3.4
Automobiles	3.1
Food Products	2.6
Machinery	2.5
Capital Markets	2.3
Beverages	2.3
Personal Products	2.2
Electric Utilities	2.2
Diversified Telecommunication Services	2.1
Professional Services	2.0
Electrical Equipment	1.9
Household Durables	1.6
Electronic Equipment, Instruments & Components	1.6
IT Services	1.5
Food & Staples Retailing	1.5
Industrial Conglomerates	1.5
Building Products	1.2
Real Estate Management & Development	1.2
Trading Companies & Distributors	1.1
Auto Components	1.1
Health Care Equipment & Supplies	1.0
Construction & Engineering	1.0
Multi-Utilities	1.0
Others (each less than 1.0%)	12.0
Short-Term Investments	3.9
Futures contracts outstanding as of January 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
SPI 200 Index	23	03/16/2023	AUD	3,031	121
MSCI EAFE E-Mini Index	35	03/17/2023	USD	3,708	49
					170

Abbreviations
AUD	Australian Dollar
EAFE	Europe, Australasia and Far East

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
MSCI	Morgan Stanley Capital International
SPI	Australian Securities Exchange
USD	United States Dollar
Written Call Options Contracts as of January 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
MSCI EAFE Index	Exchange-Traded	764	USD 160,474	USD 2,055.00	3/31/2023	(7,220)
Written Put Options Contracts as of January 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
MSCI EAFE Index	Exchange-Traded	764	USD 160,474	USD 1,550.00	3/31/2023	(49)
Total Written Options Contracts (Premiums Received $2,928)						(7,269)

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures and options contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$10,810	$—	$10,810
Belgium	—	912	—	912
China	—	1,306	—	1,306
Denmark	—	4,872	—	4,872
Finland	—	1,745	—	1,745
France	—	19,449	—	19,449

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Germany	$—	$14,110	$—	$14,110
Hong Kong	—	4,360	—	4,360
Ireland	—	575	—	575
Italy	—	1,884	—	1,884
Japan	—	34,699	—	34,699
Luxembourg	—	215	—	215
Macau	—	243	—	243
Netherlands	—	10,035	—	10,035
Singapore	239	1,725	—	1,964
South Korea	—	198	—	198
Spain	—	4,235	—	4,235
Sweden	—	3,101	—	3,101
Switzerland	—	8,222	—	8,222
United Kingdom	—	19,917	—	19,917
United States	—	11,795	—	11,795
Total Common Stocks	239	154,408	—	154,647
Options Purchased	431	—	—	431
Short-Term Investments
Investment Companies	6,269	—	—	6,269
Total Investments in Securities	$6,939	$154,408	$—	$161,347
Appreciation in Other Financial Instruments
Futures Contracts	$170	$—	$—	$170
Depreciation in Other Financial Instruments
Options Written
Call Options Written	(7,220)	—	—	(7,220)
Put Options Written	(49)	—	—	(49)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(7,099)	$—	$—	$(7,099)
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2023	Shares at January 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.09% (a) (b)	$6,096	$25,546	$25,373	$—	$—	$6,269	6,269	$41	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2023.